CONSOLIDATED STATEMENTS OF CASH FLOW - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net loss	$ (56,753)	$ (108,350)	$ (80,293)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Share-based compensation	55,457	50,104	27,332
Depreciation, amortization and impairment	6,157	7,878	4,773
Operating lease right-of-use assets and liabilities, net	(1,318)	(551)	0
Finance (income) expenses	2,125	(1,758)	(59)
Amortization of premium and accretion of discount on marketable securities, net	(2,245)	(370)	0
Decrease (increase) in trade receivables, net	4,530	(7,417)	(6,976)
Decrease (increase) in prepaid expenses and other assets	7,878	(8,882)	(29,763)
Increase (decrease) in trade payables	(2,449)	(354)	906
Increase (decrease) in employees and payroll accruals	(4,907)	(5,782)	15,010
Increase in accrued expenses and other liabilities	6,147	3,215	4,574
Increase in deferred revenues	2,429	22,924	28,577
Increase (decrease) in deferred taxes, net	(1,771)	2,535	1,694
Net cash provided by (used in) operating activities	15,280	(46,808)	(34,225)
Cash flows from investing activities:
Purchase of intangible assets	0	0	(1,338)
Capitalization of software development costs	(3,255)	(4,260)	(3,912)
Purchase of property and equipment	(540)	(2,867)	(2,642)
Investment in short-term deposits	(28,000)	(170,500)	(66,260)
Proceeds from short-term deposits	123,500	112,257	45,003
Investment in restricted deposits	0	0	(1,298)
Proceeds from restricted deposits	0	295	2,924
Investment in marketable securities	(75,653)	(84,881)	0
Proceeds from maturity of marketable securities	46,057	0	0
Net cash provided by (used in) investing activities	62,109	(149,956)	(27,523)
Cash flows from financing activities:
Proceeds from initial public offering, net of underwriting discounts and commissions and other issuance costs	0	0	263,922
Proceeds from exercise of options	1,864	5,074	2,867
Proceeds from employees share purchase plan	4,102	9,717	0
Issuance of preferred shares, net of issuance costs	0	0	10,000
Net cash provided by financing activities	5,966	14,791	276,789
Effect of foreign currency exchange rate changes on cash, cash equivalents, and restricted cash	(560)	(850)	(685)
Increase (decrease) in cash, cash equivalents and restricted cash	82,795	(182,823)	214,356
Cash, cash equivalents and restricted cash - beginning of year	94,428	277,251	62,895
Cash, cash equivalents and restricted cash - end of year	177,223	94,428	277,251
Supplemental disclosures of cash flow information:
Cash paid for income taxes, net of refunds	3,310	(572)	365
Supplemental disclosures of noncash investing and financing activities:
Lease liabilities arising from obtaining right-of-use-assets	10,155	14,240	0
Purchase of property and equipment, accrued but not paid	(35)	268	180
Issuance of ordinary shares in connection with asset acquisition	0	0	776
Conversion of convertible preferred shares	0	0	310,490
Reconciliation of cash, cash equivalents and restricted cash within the consolidated balance sheets to the amounts shown in the consolidated statements of cash flows above:
Cash and cash equivalents	177,223	94,105	276,889
Restricted cash – included in short-term and long-term restricted deposits.	0	323	362
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents	$ 177,223	$ 94,428	$ 277,251